Plan of arrangement and discontinued operations	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Disclosure of discontinued operations [text block]
5	Plan of arrangement and discontinued operations

On May 9, 2017, the Company completed the Arrangement under Section 288 of the BCBCA pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico including
$8,843,232
in cash and cash equivalents to Mason Resources in exchange for
77,804,786
common shares of Mason Resources (the “Mason Common Shares”). Mason Resources commenced trading on the TSX on May 12, 2017 under the symbol “MNR”.

As part of the Arrangement, Entrée then distributed its 77,805,786 Mason Common Shares to Entrée shareholders by way of a share exchange, pursuant to which each existing share of Entrée was exchanged for one
“
new” share of Entrée and 0.45 of a Mason Common Share. Optionholders and warrantholders of Entrée received replacement options and warrants of Entrée and options and warrants of Mason Resources which were proportionate to, and reflective of the terms of, their existing options and warrants of Entrée.

The discontinued operations include three entities transferred to Mason Resources pursuant to the Arrangement: Mason U.S. Holdings Inc.; Mason Resources (US) Inc.; and M.I.M. (U.S.A.) Inc. (collectively the “US Subsidiaries”).

In accordance with International Financial Reporting Interpretations Committee
(
“IFRIC”) 17,
Distribution of Non-cash Assets to Owners
, the Company recognized the spin-off distribution of net assets at fair value with the difference between that value, including the foreign currency translation adjustment, and the carrying amount of the net assets recognized in the Consolidated Statements of Comprehensive Loss. In connection with the Arrangement, the Company incurred restructuring costs of $0.2 million which was charged to equity as these costs are directly attributable to the Arrangement. Upon completion of the Arrangement, the Company recognized a loss of $33.6 million on the spin out of Mason Resources including a reclassification of foreign currency translation adjustment of $0.8 million. This amount represents the impairment loss on the Company’s mineral property interests prior to spin-out.

The Arrangement resulted in a reduction of share capital in the amount of $11.4 million, being the fair value of the net assets distributed.

May 9, 2017
Current assets
Cash	$8,843
Receivables and prepaids	137
8,980
Long-term assets
Equipment	25
Mineral property interest	37,699
Reclamation deposits and other	481
38,205
Current liabilities
Accounts payable and accrued liabilities	(34)
Long-term liabilities
Deferred income taxes	(2,937)
Carry value of net assets	44,214
Fair value of net assets	11,384
(32,830)
Foreign currency translation adjustment	(797)
Loss on the Arrangement	$(33,627)

The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

2017
Expenses
Exploration	$239
General and administrative	19
Depreciation	4
Foreign exchange gain	(86)
Net loss from discontinued operations	$176